Financial instruments and fair value disclosures - Maturities of contractual cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, carrying amount	$ 3,318.5	$ 944.0
Derivative financial liabilities, carrying amount	8.9	14.7
Financial liabilities	3,327.4	958.7
Non-derivative financial liabilities, Contractual cash flows	4,179.8	1,073.7
Derivative financial liabilities, undiscounted cash flows	9.0	14.8
Non derivative and derivative financial liabilities, Contractual cash flows	4,188.8	1,088.5
Less than one year/2018
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	433.0	354.3
Derivative financial liabilities, undiscounted cash flows	6.8	11.9
Non derivative and derivative financial liabilities, Contractual cash flows	439.8	366.2
1-2 Years/2019
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	183.8	46.3
Derivative financial liabilities, undiscounted cash flows	1.9	1.9
Non derivative and derivative financial liabilities, Contractual cash flows	185.7	48.2
Maturing in 2 to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	1,475.6	472.0
Derivative financial liabilities, undiscounted cash flows	0.3	1.0
Non derivative and derivative financial liabilities, Contractual cash flows	1,475.9	473.0
More than five years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	2,087.4	201.1
Non derivative and derivative financial liabilities, Contractual cash flows	2,087.4	201.1
Bank overdraft
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, carrying amount		17.9
Non-derivative financial liabilities, Contractual cash flows		17.9
Bank overdraft | Less than one year/2018
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows		17.9
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, carrying amount	236.8	186.0
Non-derivative financial liabilities, Contractual cash flows	236.8	186.0
Trade and other payables | Less than one year/2018
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	236.8	186.0
Non-trade payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, carrying amount	14.4	18.1
Non-derivative financial liabilities, Contractual cash flows	14.6	18.7
Non-trade payables | Less than one year/2018
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	2.6	6.2
Non-trade payables | 1-2 Years/2019
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	1.3	2.0
Non-trade payables | Maturing in 2 to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	3.9	6.2
Non-trade payables | More than five years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	6.8	4.3
Securitization liability
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, carrying amount	106.3	121.2
Non-derivative financial liabilities, Contractual cash flows	108.8	151.9
Securitization liability | Less than one year/2018
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	16.3	22.6
Securitization liability | 1-2 Years/2019
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	15.6	22.3
Securitization liability | Maturing in 2 to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	57.3	63.9
Securitization liability | More than five years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	19.6	43.1
Long-term borrowing and finance lease obligations
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, carrying amount	2,961.0	600.8
Non-derivative financial liabilities, Contractual cash flows	3,819.6	699.3
Long-term borrowing and finance lease obligations | Less than one year/2018
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	177.3	121.6
Long-term borrowing and finance lease obligations | 1-2 Years/2019
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	166.9	22.0
Long-term borrowing and finance lease obligations | Maturing in 2 to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	1,414.4	401.9
Long-term borrowing and finance lease obligations | More than five years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	2,061.0	153.8
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, carrying amount	2,942.2	596.0
Non-derivative financial liabilities, Contractual cash flows	3,799.1	694.2
Long-term debt | Less than one year/2018
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	169.9	119.2
Long-term debt | 1-2 Years/2019
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	160.5	20.3
Long-term debt | Maturing in 2 to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	1,407.7	400.9
Long-term debt | More than five years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	2,061.0	153.8
Obligations under finance leases
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, carrying amount	18.8	4.8
Non-derivative financial liabilities, Contractual cash flows	20.5	5.1
Obligations under finance leases | Less than one year/2018
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	7.4	2.4
Obligations under finance leases | 1-2 Years/2019
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	6.4	1.7
Obligations under finance leases | Maturing in 2 to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, Contractual cash flows	6.7	1.0
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, carrying amount	8.0	12.8
Derivative financial liabilities, undiscounted cash flows	8.1	12.9
Foreign exchange forward contracts | Less than one year/2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	6.4	10.4
Foreign exchange forward contracts | 1-2 Years/2019
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1.5	1.6
Foreign exchange forward contracts | Maturing in 2 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0.2	0.9
Other derivative instruments
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, carrying amount	0.9	1.9
Derivative financial liabilities, undiscounted cash flows	0.9	1.9
Other derivative instruments | Less than one year/2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0.4	1.5
Other derivative instruments | 1-2 Years/2019
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0.4	0.3
Other derivative instruments | Maturing in 2 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 0.1	$ 0.1